Fair Value of Financial Assets and Liabilities - Quantitative Information about Significant Unobservable Inputs Used in Fair Value Measurement for Level 3 Financial Assets and Liabilities (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Financial assets:
Derivative financial instruments	¥ 6,279,801	¥ 3,382,574
Financial liabilities:
Derivative financial instruments	5,555,201	3,051,773
Others	(7,150,251)	(5,596,513)
At fair value [member]
Financial assets:
Derivative financial instruments	6,279,801	3,382,574
Investment securities at fair value through other comprehensive income	21,543,615	17,506,113
Financial liabilities:
Derivative financial instruments	5,555,201	3,051,773
Others	(57,549)	(2,294)
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	2,043,784	1,286,910
Financial liabilities:
Derivative financial instruments	1,894,461	1,112,778
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	91,166	63,617
Financial liabilities:
Derivative financial instruments	143,084	96,170
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	16,502	15,785
Financial liabilities:
Derivative financial instruments	20,552	11,924
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	38,014	37,454
Investment securities at fair value through other comprehensive income	407,390	412,347
Financial liabilities:
Derivative financial instruments	78,771	70,210
Others	(51,015)	(4,998)
At fair value [member] | Level 3 [member] | Interest Rate Derivatives [Member]
Financial assets:
Derivative financial instruments	1,148	1,343
Financial liabilities:
Derivative financial instruments	3,863	5,182
At fair value [member] | Level 3 [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	11,667	12,973
Financial liabilities:
Derivative financial instruments	31,236	34,447
At fair value [member] | Level 3 [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	24,516	17,589
Financial liabilities:
Derivative financial instruments	42,246	30,027
At fair value [member] | Level 3 [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	683	5,549
Financial liabilities:
Derivative financial instruments	1,426	554
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	562,823	578,080
At fair value [member] | Level 3 [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	21,116	18,711
Investment securities at fair value through other comprehensive income	¥ 407,390	¥ 412,347
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	9.00%	11.00%
Foreign exchange volatility		8.00%
Quanto correlation		52.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	100.00%	100.00%
Foreign exchange volatility		20.00%
Quanto correlation		57.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	26.00%	22.00%
Foreign exchange volatility	7.00%	6.00%
Quanto correlation	8.00%	11.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	98.00%	97.00%
Foreign exchange volatility	26.00%	59.00%
Quanto correlation	52.00%	52.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	9.00%	8.00%
Volatility	12.00%	14.00%
Equity to equity correlation	32.00%	34.00%
Quanto correlation	(39.00%)	(40.00%)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	14.00%	10.00%
Volatility	113.00%	81.00%
Equity to equity correlation	96.00%	98.00%
Quanto correlation	(4.00%)	0.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%	15.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	90.00%	90.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | CDO pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Additional withdrawal ratio	47.00%	47.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	80.00%
Foreign exchange volatility	12.00%	5.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	99.00%
Foreign exchange volatility	28.00%	42.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	25.00%	10.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	42.00%	42.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	0.00%	0.00%
Loss given default rate	5.00%	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	39.00%	41.00%
Loss given default rate	100.00%	100.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
EV/EBITDA multiple		4.8
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple		7.5
Liquidity discount		0.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple		13.4
Liquidity discount		20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Liquidity discount	20.00%	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple	10.4	7.9
Price/Book value multiple	0.2	0.2
EV/EBITDA multiple	4.7	6.3
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple	35.4	31.3
Price/Book value multiple	2.1	2.3
EV/EBITDA multiple	16.3	14.4
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	¥ (51,015)	¥ (4,998)
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	31.00%	34.00%
Interest rate to interest rate correlation	9.00%	11.00%
Quanto correlation	(39.00%)	(40.00%)
Volatility	12.00%	14.00%
Foreign exchange volatility	7.00%	5.00%
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	96.00%	98.00%
Interest rate to interest rate correlation	100.00%	100.00%
Quanto correlation	67.00%	59.00%
Volatility	74.00%	71.00%
Foreign exchange volatility	28.00%	59.00%
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%	15.00%
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	90.00%	90.00%